Employee Incentive and Retirement Plans - Stock-Based Compensation Expense Recorded in Consolidated Statement of Operations (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 16,106	$ 17,922	$ 54,692	$ 46,390	$ 69,201	$ 51,222	$ 37,150
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,591	1,699	5,857	5,016	7,546	7,250	5,476
Origination And Servicing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,049	1,013	3,819	2,722	4,159	2,735	1,653
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	4,640	4,931	17,001	13,134	19,858	11,335	6,445
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 8,826	$ 10,279	$ 28,015	$ 25,518	$ 37,638	$ 29,902	$ 23,576